Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Schedule of valuation assumptions for grant date fair value estimated using a Black-Scholes option valuation model

	Three Months Ended
	March 31,
	2024		2023
Expected volatility	79.67%		—
Expected dividend yield	0.00%		—
Risk-free interest rate	4.08%		—
Expected term	6.3	years	—

	Years Ended December 31,
	2023	2022
Expected volatility	75.63% – 78.47%	46.50% – 47.20%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.64% – 4.87%	1.50% – 3.90%
Expected term	6.3 years	6.2 – 6.3 years

Summary of the stock option award activity

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life (in
	Shares	Price	years)
Stock option awards outstanding at January 1, 2024	1,884,965	$9.62	8.47
Exercised	(221,977)	1.98
Granted	58,020	26.47
Stock option awards outstanding at March 31, 2024	1,721,008	11.17	8.54
Stock option awards exercisable at March 31, 2024	358,695	2.46	6.64
Stock option awards not vested at March 31, 2024	1,362,313
Stock option awards available for future grants at March 31, 2024	12,557

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in years)
Stock option awards outstanding at January 1, 2022	1,189,477	$2.08	8.22
Exercised	(65,552)	1.74
Forfeited/cancelled	(62,100)	1.75
Granted	823,140	19.28
Stock option awards outstanding at December 31, 2023	1,884,965	9.62	8.47
Stock option awards exercisable at December 31, 2023	522,319	1.94	6.56
Stock option awards not vested at December 31, 2023	1,362,646
Stock option awards available for future grants at December 31, 2023	70,577

Schedule of exercise prices of the stock option awards outstanding and exercisable

	Outstanding	Vested
Exercise	Awards	Awards
Price	(Shares)	(Shares)
$0.44	4,729	4,729
$1.75	445,759	273,643
$2.48	212,480	16,255
$2.87	176,880	53,958
$19.28	823,140	8,360
$26.47	58,020	1,750
	1,721,008	358,695

		Vested
	Outstanding Awards	Awards
Exercise Price	(Shares)	(Shares)
$0.44	6,820	6,820
$1.75	608,190	406,927
$2.48	238,500	33,740
$2.87	208,315	74,832
$19.28	823,140	—
	1,884,965	522,319

Schedule of stock-based compensation expense

	Three Month Ended March 31,
	2024	2023
Research and development	$394,748	$33,315
General and administration	272,726	14,926
Total costs charged to operations	$667,474	$48,241

	Years Ended December 31,
	2023	2022
Research and development	$397,909	$123,376
General and administration	379,494	164,872
Total costs charged to operations	$777,403	$288,248